Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income III Portfolio

March 31, 2021

VIPFLI-III-QTLY-0521
1.830300.115

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	36,004	$1,679,577
VIP Equity-Income Portfolio Investor Class (a)	69,342	1,740,491
VIP Growth & Income Portfolio Investor Class (a)	82,687	1,988,613
VIP Growth Portfolio Investor Class (a)	18,430	1,720,848
VIP Mid Cap Portfolio Investor Class (a)	11,439	486,618
VIP Value Portfolio Investor Class (a)	70,155	1,276,127
VIP Value Strategies Portfolio Investor Class (a)	39,810	624,620
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,075,023)		9,516,894

International Equity Funds - 26.4%
VIP Emerging Markets Portfolio Investor Class (a)	290,436	4,260,699
VIP Overseas Portfolio Investor Class (a)	196,425	5,122,760
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,635,244)		9,383,459

Bond Funds - 39.3%
Fidelity Inflation-Protected Bond Index Fund (a)	226,261	2,459,462
Fidelity Long-Term Treasury Bond Index Fund (a)	64,483	885,992
VIP High Income Portfolio Investor Class (a)	135,581	711,801
VIP Investment Grade Bond Portfolio Investor Class (a)	738,773	9,914,334
TOTAL BOND FUNDS
(Cost $13,325,663)		13,971,589

Short-Term Funds - 7.5%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $2,674,870)	2,674,870	2,674,870
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,710,800)		35,546,812
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$35,546,815

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$2,434,020	$151,765	$88,629	$87	$(363)	$(37,331)	$2,459,462
Fidelity Long-Term Treasury Bond Index Fund	812,759	230,525	30,474	4,327	(3,115)	(123,703)	885,992
VIP Contrafund Portfolio Investor Class	1,667,313	106,223	48,950	80,447	176	(45,185)	1,679,577
VIP Emerging Markets Portfolio Investor Class	4,218,403	309,530	266,105	167,826	40,852	(41,981)	4,260,699
VIP Equity-Income Portfolio Investor Class	1,758,977	109,913	226,521	58,509	11,912	86,210	1,740,491
VIP Government Money Market Portfolio Investor Class 0.01%	2,669,226	112,581	106,937	64	--	--	2,674,870
VIP Growth & Income Portfolio Investor Class	2,004,288	127,512	301,130	60,901	35,273	122,670	1,988,613
VIP Growth Portfolio Investor Class	1,698,966	235,609	60,740	202,827	23,412	(176,399)	1,720,848
VIP High Income Portfolio Investor Class	703,846	23,852	13,234	5,856	(87)	(2,576)	711,801
VIP Investment Grade Bond Portfolio Investor Class	9,805,725	914,922	374,557	144,086	(7,364)	(424,392)	9,914,334
VIP Mid Cap Portfolio Investor Class	485,890	8,515	57,911	1,862	10,602	39,522	486,618
VIP Overseas Portfolio Investor Class	5,097,689	364,018	270,615	155,196	970	(69,302)	5,122,760
VIP Value Portfolio Investor Class	1,287,895	39,340	227,335	3,058	46,706	129,521	1,276,127
VIP Value Strategies Portfolio Investor Class	629,748	12,026	116,575	998	17,060	82,361	624,620
Total	$35,274,745	$2,746,331	$2,189,713	$886,044	$176,034	$(460,585)	$35,546,812

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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